Segment Reporting	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting

The following table includes results for the Partnership’s segments for the periods presented in these financial statements.

	Three Months Ended June 30,
	2018			2017
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	112,172	10,143	122,315	89,431	11,473	100,904
Voyage expenses	(4,445)	(3,506)	(7,951)	(602)	(394)	(996)
Vessel operating expenses	(30,422)	(3,547)	(33,969)	(21,374)	(4,627)	(26,001)
Depreciation and amortization	(28,661)	(1,133)	(29,794)	(23,839)	(2,955)	(26,794)
General and administrative expenses (i)	(6,199)	(897)	(7,096)	(3,573)	(1,069)	(4,642)
Write-down of vessels	(33,000)	—	(33,000)	—	(12,600)	(12,600)
Income (loss) from vessel operations	9,445	1,060	10,505	40,043	(10,172)	29,871
Equity income (loss)	11,194	—	11,194	(507)	—	(507)

	Six Months Ended June 30,
	2018			2017
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	217,221	20,400	237,621	178,378	23,706	202,084
Voyage expenses	(7,253)	(6,499)	(13,752)	(948)	(1,485)	(2,433)
Vessel operating expenses	(55,110)	(7,326)	(62,436)	(40,039)	(9,350)	(49,389)
Depreciation and amortization	(55,882)	(3,179)	(59,061)	(47,059)	(5,855)	(52,914)
General and administrative expenses (i)	(11,986)	(1,681)	(13,667)	(6,953)	(1,846)	(8,799)
Write-down of vessels	(33,000)	(18,662)	(51,662)	—	(12,600)	(12,600)
Restructuring charges	—	(1,396)	(1,396)	—	—	—
Income (loss) from vessel operations	53,990	(18,343)	35,647	83,379	(7,430)	75,949
Equity income	37,918	—	37,918	5,380	—	5,380

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the consolidated balance sheets is as follows:

	June 30, 2018	December 31, 2017
	$	$
Total assets of the liquefied gas segment	4,857,355	4,624,321
Total assets of the conventional tanker segment	70,782	112,844
Unallocated:
Cash and cash equivalents	177,071	244,241
Accounts receivable and prepaid expenses	34,479	30,593
Advances to affiliates	8,538	7,300
Consolidated total assets	5,148,225	5,019,299